UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21506

Name of Fund: BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Capital and Income Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 07/31/2012

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2012 (Unaudited)	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.5%
Honeywell International, Inc. (a)	182,700	$10,605,735
Northrop Grumman Corp. (a)	141,000	9,334,200
Raytheon Co. (a)	151,600	8,410,768
		28,350,703
Automobiles — 0.6%
Ford Motor Co. (a)	414,800	3,832,752
Beverages — 1.1%
PepsiCo, Inc. (a)	97,500	7,091,175
Capital Markets — 1.5%
Invesco Ltd. (a)	420,700	9,310,091
Chemicals — 2.0%
E.I. du Pont de Nemours & Co. (a)	246,700	12,260,990
Commercial Banks — 2.8%
Wells Fargo & Co. (a)	521,000	17,615,010
Communications Equipment — 0.4%
Cisco Systems, Inc. (a)	158,700	2,531,265
Containers & Packaging — 0.4%
Sealed Air Corp. (a)	159,600	2,585,520
Diversified Financial Services — 3.3%
Citigroup, Inc. (a)	212,130	5,755,087
JPMorgan Chase & Co. (a)	411,600	14,817,600
		20,572,687
Diversified Telecommunication Services — 7.3%
AT&T, Inc. (a)	379,600	14,394,432
CenturyLink, Inc. (a)	311,300	12,931,402
Verizon Communications, Inc. (a)	402,100	18,150,794
		45,476,628
Electric Utilities — 3.1%
NextEra Energy, Inc. (a)	121,400	8,607,260
The Southern Co. (a)	221,900	10,684,485
		19,291,745
Electrical Equipment — 1.9%
Emerson Electric Co. (a)	241,400	11,531,678
Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc. (a)	235,400	2,685,914
Energy Equipment & Services — 3.8%
Ensco Plc, Class A (a)	164,100	8,915,553
Halliburton Co. (a)	140,800	4,664,704
Noble Corp. (a)	267,300	9,890,100
		23,470,357
Food Products — 3.2%
General Mills, Inc. (a)	129,400	5,007,780
Unilever NV - NY Shares (a)	432,600	14,989,590
		19,997,370
Health Care Equipment & Supplies — 1.8%
Medtronic, Inc. (a)	279,400	11,013,948

	Shares	Value

Common Stocks
Household Products — 4.5%
Kimberly-Clark Corp. (a)	252,500	$21,944,775
The Procter & Gamble Co. (a)	95,500	6,163,570
		28,108,345
Industrial Conglomerates — 2.9%
General Electric Co. (a)	864,100	17,930,075
Insurance — 8.4%
ACE Ltd. (a)	179,900	13,222,650
Aflac, Inc. (a)	140,200	6,137,956
Hartford Financial Services Group,
Inc. (a)	297,100	4,887,295
MetLife, Inc. (a)	322,800	9,932,556
Prudential Financial, Inc. (a)	132,400	6,392,272
The Travelers Cos., Inc. (a)	188,300	11,796,995
		52,369,724
IT Services — 0.5%
The Western Union Co. (a)	169,030	2,946,193
Media — 6.2%
Comcast Corp., Special Class A (a)	291,800	9,317,174
Time Warner, Inc. (a)	358,900	14,040,168
Viacom, Inc., Class B (a)	197,500	9,225,225
The Walt Disney Co. (a)	118,100	5,803,434
		38,386,001
Metals & Mining — 2.4%
Freeport-McMoRan Copper & Gold,
Inc. (a)	80,700	2,717,169
Nucor Corp. (a)	311,200	12,199,040
		14,916,209
Multi-Utilities — 2.1%
Dominion Resources, Inc. (a)	189,400	10,286,314
Public Service Enterprise Group,
Inc. (a)	88,000	2,925,120
		13,211,434
Oil, Gas & Consumable Fuels — 7.1%
Chevron Corp. (a)	171,700	18,814,886
Exxon Mobil Corp. (a)	182,300	15,832,755
Marathon Oil Corp. (a)	203,300	5,381,351
Marathon Petroleum Corp. (a)	96,700	4,573,910
		44,602,902
Pharmaceuticals — 14.2%
Bristol-Myers Squibb Co. (a)	561,600	19,992,960
Eli Lilly & Co. (a)	308,000	13,561,240
Johnson & Johnson (a)	127,900	8,853,238
Merck & Co., Inc. (a)	493,400	21,793,478
Pfizer, Inc. (a)	1,003,300	24,119,332
		88,320,248
Semiconductors & Semiconductor Equipment — 9.6%
Analog Devices, Inc. (a)	384,100	15,010,628
Intel Corp. (a)	592,800	15,234,960
LSI Corp. (a)(b)	1,009,800	6,967,620

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JULY 31, 2012	1

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (concluded)
Marvell Technology Group Ltd. (a)	294,400	$3,314,944
Maxim Integrated Products, Inc. (a)	702,600	19,131,798
		59,659,950
Software — 1.9%
Microsoft Corp. (a)	393,500	11,596,445
Specialty Retail — 1.2%
Limited Brands, Inc. (a)	151,900	7,222,845
Total Long-Term Investments
(Cost – $610,586,062) – 99.1%		616,888,204

Short-Term Securities
Money Market Funds — 3.0%
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.15% (c)(d)	18,990,369	18,990,369
Total Short-Term Securities
(Cost – $18,990,369) – 3.0%		18,990,369
Total Investments Before Options Written
(Cost – $629,576,431*) – 102.1%		635,878,573

	Contracts
Options Written
Exchange-Traded Call Options — (1.0)%
Aflac, Inc.:
Strike Price $46.00, Expires
8/18/12	355	(4,615)
Strike Price $44.00, Expires
9/22/12	415	(57,893)
Analog Devices, Inc.:
Strike Price $38.00, Expires
8/18/12	1,035	(157,838)
Strike Price $37.00, Expires
9/22/12	532	(142,310)
Strike Price $38.00, Expires
9/22/12	545	(107,638)
AT&T, Inc., Strike Price $35.75,
Expires 8/29/12	1,415	(308,363)
Bristol-Myers Squibb Co., Strike Price
$36.00, Expires 8/18/12	1,122	(34,221)

	Contracts	Value
Options Written
Exchange-Traded Call Options (continued)
CenturyLink, Inc.:
Strike Price $42.00, Expires
8/18/12	990	$(59,400)
Strike Price $42.00, Expires
9/22/12	990	(74,250)
Chevron Corp., Strike Price $110.00,
Expires 9/22/12	945	(233,415)
Cisco Systems, Inc., Strike Price
$18.00, Expires 8/18/12	870	(6,525)
Citigroup, Inc.:
Strike Price $27.00, Expires
9/22/12	370	(56,610)
Strike Price $28.00, Expires
10/20/12	370	(55,685)
Comcast Corp., Special Class A,
Strike Price $31.00, Expires
8/18/12	1,605	(224,700)
Dominion Resources, Inc. (Virginia),
Strike Price $55.00, Expires
9/22/12	92	(5,060)
E.I. du Pont de Nemours & Co., Strike
Price $50.00, Expires 8/18/12	400	(22,600)
Eli Lilly & Co.:
Strike Price $43.00, Expires
8/18/12	860	(118,680)
Strike Price $44.00, Expires
9/22/12	835	(133,183)
Emerson Electric Co., Strike Price
$48.00, Expires 8/18/12	845	(84,500)
Ensco Plc, Class A:
Strike Price $44.00, Expires
8/18/12	295	(306,800)
Strike Price $52.50, Expires
9/22/12	280	(100,800)
Exxon Mobil Corp., Strike Price
$84.00, Expires 8/18/12	340	(106,760)
Ford Motor Co., Strike Price $9.50,
Expires 9/13/12	2,280	(50,178)
Freeport-McMoRan Copper & Gold,
Inc., Strike Price $36.00, Expires
8/18/12	440	(12,540)
General Electric Co.:
Strike Price $20.15, Expires
8/13/12	420	(29,027)
Strike Price $20.00, Expires
8/18/12	2,180	(191,840)
Strike Price $21.00, Expires
9/22/12	425	(19,550)
Halliburton Co.:
Strike Price $31.00, Expires
8/18/12	195	(45,630)
Strike Price $32.00, Expires
8/18/12	290	(45,240)

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JULY 31, 2012	2

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options (continued)
Hartford Financial Services Group, Inc.:
Strike Price $18.00, Expires
8/18/12	740	$(12,580)
Strike Price $17.00, Expires
9/22/12	1,635	(118,538)
Intel Corp.:
Strike Price $27.00, Expires
8/18/12	438	(2,847)
Strike Price $28.00, Expires
8/18/12	218	(327)
Strike Price $26.00, Expires
9/22/12	1,200	(69,000)
Strike Price $27.00, Expires
10/20/12	220	(10,890)
Invesco Ltd.:
Strike Price $22.00, Expires
9/22/12	93	(8,835)
Strike Price $23.00, Expires
9/22/12	93	(4,882)
Johnson & Johnson:
Strike Price $66.75, Expires
8/07/12	630	(155,610)
Strike Price $70.00, Expires
9/22/12	330	(22,440)
JPMorgan Chase & Co.:
Strike Price $36.00, Expires
8/18/12	500	(45,250)
Strike Price $37.00, Expires
8/18/12	500	(23,000)
Strike Price $35.00, Expires
9/22/12	250	(53,000)
Limited Brands, Inc., Strike Price
$42.00, Expires 8/18/12	570	(324,900)
Marathon Oil Corp.:
Strike Price $26.00, Expires
8/18/12	555	(55,222)
Strike Price $27.00, Expires
9/22/12	555	(48,285)
Marathon Petroleum Corp.:
Strike Price $47.50, Expires
8/18/12	265	(28,487)
Strike Price $47.50, Expires
9/22/12	265	(49,687)
Maxim Integrated Products, Inc.:
Strike Price $27.00, Expires
8/18/12	875	(65,625)
Strike Price $28.00, Expires
8/18/12	875	(24,062)
Medtronic, Inc.:
Strike Price $38.00, Expires
8/18/12	770	(121,971)
Strike Price $39.00, Expires
9/22/12	750	(106,377)

	Contracts	Value
Options Written
Exchange-Traded Call Options (continued)
Merck & Co., Inc.:
Strike Price $43.00, Expires
8/18/12	535	$(75,435)
Strike Price $44.00, Expires
9/22/12	535	(59,118)
MetLife, Inc.:
Strike Price $31.00, Expires
8/18/12	380	(30,210)
Strike Price $30.00, Expires
9/22/12	750	(147,375)
Microsoft Corp.:
Strike Price $30.00, Expires
8/18/12	405	(10,732)
Strike Price $30.65, Expires
9/22/12	970	(33,383)
Noble Corp.:
Strike Price $33.00, Expires
8/18/12	750	(309,375)
Strike Price $37.00, Expires
9/22/12	720	(136,800)
Northrop Grumman Corp., Strike
Price $65.00, Expires 8/18/12	520	(89,700)
Nucor Corp., Strike Price $38.00,
Expires 9/22/12	1,090	(234,895)
PepsiCo, Inc.:
Strike Price $70.00, Expires
8/18/12	250	(71,250)
Strike Price $70.00, Expires
9/22/12	290	(88,450)
Pfizer, Inc.:
Strike Price $22.85, Expires
8/18/12	1,000	(121,170)
Strike Price $23.00, Expires
8/18/12	91	(9,464)
Strike Price $24.00, Expires
9/22/12	1,070	(57,245)
Strike Price $24.50, Expires
9/22/12	1,315	(53,915)
The Procter & Gamble Co., Strike
Price $65.00, Expires 8/18/12	525	(37,537)
Prudential Financial, Inc., Strike Price
$50.00, Expires 8/18/12	730	(43,800)
Sealed Air Corp., Strike Price $15.00,
Expires 8/18/12	480	(66,000)
Time Warner, Inc.:
Strike Price $38.00, Expires
8/18/12	495	(75,983)
Strike Price $38.00, Expires
9/22/12	480	(89,520)
The Travelers Cos., Inc., Strike Price
$65.00, Expires 8/18/12	370	(5,550)
Unilever NV – NY Shares, Strike Price
$35.00, Expires 9/22/12	974	(60,875)
Verizon Communications, Inc., Strike
Price $45.00, Expires 8/18/12	560	(36,400)

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JULY 31, 2012	3

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options (concluded)
Viacom, Inc., Class B, Strike Price
$48.00, Expires 8/18/12	105	$(4,725)
The Walt Disney Co., Strike Price
$47.00, Expires 8/18/12	650	(168,675)
Wells Fargo & Co., Strike Price
$35.00, Expires 9/22/12	434	(21,700)
The Western Union Co., Strike Price
$17.00, Expires 8/18/12	540	(29,700)
		(6,316,648)
Over-the-Counter Call Options — (0.9)%
ACE Ltd.:
Strike Price $72.93, Expires
8/16/12, Broker Morgan
Stanley	50,000	(66,906)
Strike Price $73.00, Expires
8/31/12, Broker Morgan
Stanley	50,000	(84,329)
AT&T, Inc., Strike Price $35.04,
Expires 8/09/12, Broker Goldman
Sachs Group, Inc.	143,000	(411,840)
Bristol-Myers Squibb Co., Strike Price
$34.75, Expires 8/07/12, Broker
Bank of America Corp.	309,000	(272,927)
Corning, Inc.:
Strike Price $12.61, Expires
9/04/12, Broker Morgan
Stanley	64,500	(14,835)
Strike Price $12.61, Expires
9/14/12, Broker Morgan
Stanley	64,500	(4,176)
Dominion Resources, Inc., Strike
Price $54.64, Expires 8/24/12,
Broker Credit Suisse Group AG	95,000	(36,575)
E.I. du Pont de Nemours & Co., Strike
Price $51.15, Expires 8/10/12,
Broker Bank of America Corp.	95,500	(11,119)
Exxon Mobil Corp., Strike Price
$86.33, Expires 9/04/12, Broker
Citigroup, Inc.	66,000	(136,122)
General Mills, Inc.:
Strike Price $38.95, Expires
8/24/12, Broker Deutsche
Bank AG	81,800	(23,702)
Strike Price $39.21, Expires
8/24/12, Broker Deutsche
Bank AG	12,000	(2,961)
Halliburton Co., Strike Price $31.72,
Expires 9/07/12, Broker Bank of
America Corp.	29,000	(62,217)
Honeywell International, Inc., Strike
Price $56.29, Expires 8/08/12,
Broker Citigroup, Inc.	137,000	(265,422)

	Contracts	Value
Options Written
Over-the-Counter Call Options (continued)
Invesco Ltd., Strike Price $21.95,
Expires 8/07/12, Broker Morgan
Stanley	78,000	$(31,552)
Kimberly-Clark Corp.:
Strike Price $85.24, Expires
9/14/12, Broker Citigroup,
Inc.	69,500	(167,119)
Strike Price $85.24, Expires
9/28/12, Broker Citigroup,
Inc.	69,500	(178,830)
Limited Brands, Inc., Strike Price
$43.01, Expires 8/02/12, Broker
Citigroup, Inc.	57,000	(258,780)
LSI Corp.:
Strike Price $6.52, Expires
8/03/12, Broker Goldman
Sachs Group, Inc.	157,000	(61,143)
Strike Price $6.55, Expires
8/24/12, Broker Goldman
Sachs Group, Inc.	241,000	(114,983)
Strike Price $6.41, Expires
9/13/12, Broker Deutsche
Bank AG	157,000	(109,321)
Marvell Technology Group Ltd.:
Strike Price $12.30, Expires
8/09/12, Broker Credit
Suisse Group AG	81,000	(5,281)
Strike Price $12.30, Expires
8/23/12, Broker Credit
Suisse Group AG	81,000	(17,751)
Maxim Integrated Products, Inc.,
Strike Price $26.16, Expires
9/06/12, Broker Bank of America
Corp.	210,000	(339,545)
Merck & Co., Inc.:
Strike Price $37.72, Expires
8/03/12, Broker Morgan
Stanley	82,000	(528,703)
Strike Price $37.72, Expires
8/10/12, Broker Morgan
Stanley	82,000	(528,703)
NextEra Energy, Inc., Strike Price
$68.40, Expires 8/13/12, Broker
Morgan Stanley	42,500	(106,450)
Northrop Grumman Corp., Strike
Price $63.92, Expires 8/24/12,
Broker Bank of America Corp.	53,000	(130,481)
Nucor Corp., Strike Price $38.06,
Expires 8/09/12, Broker Citigroup,
Inc.	12,000	(15,553)

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JULY 31, 2012	4

Schedule of Investments (continued)	BlackRock Enhanced Capital and Income Fund, Inc. (CII) (Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options (concluded)
Pfizer, Inc.:
Strike Price $21.93, Expires
8/06/12, Broker Deutsche
Bank AG	110,000	$(231,660)
Strike Price $23.68, Expires
9/07/12, Broker Morgan
Stanley	98,500	(69,834)
Public Service Enterprise Group, Inc.,
Strike Price $33.09, Expires
9/14/12, Broker Bank of America
Corp.	48,500	(24,424)
Raytheon Co., Strike Price $56.59,
Expires 8/28/12, Broker Deutsche
Bank AG	114,000	(56,128)
Sealed Air Corp., Strike Price $16.32,
Expires 8/01/12, Broker Citigroup,
Inc.	40,000	(2,384)
The Southern Co., Strike Price
$48.59, Expires 9/27/12, Broker
UBS AG	166,000	(77,198)
Time Warner, Inc., Strike Price
$35.30, Expires 8/06/12, Broker
Morgan Stanley	100,000	(381,590)
The Travelers Cos., Inc., Strike Price
$63.75, Expires 9/19/12, Broker
Morgan Stanley	66,500	(52,487)
Unilever NV - NY Shares, Strike Price
$32.40, Expires 8/23/12, Broker
UBS AG	54,000	(122,886)
Verizon Communications, Inc., Strike
Price $45.00, Expires 9/11/12,
Broker Goldman Sachs Group, Inc.	165,000	(141,517)
Viacom, Inc., Class B, Strike Price
$48.55, Expires 9/06/12, Broker
Morgan Stanley	98,000	(64,621)
Wells Fargo & Co.:
Strike Price $31.70, Expires
8/06/12, Broker Deutsche
Bank AG	44,000	(92,840)
Strike Price $32.84, Expires
8/16/12, Broker Deutsche
Bank AG	95,000	(111,212)
		(5,416,107)
Total Options Written
(Premiums Received – $7,359,368) – (1.9%)		(11,732,755)
Total Investments, Net of Options Written – 100.2%		624,145,818
Liabilities in Excess of Other Assets – (0.2)%		(1,053,055)
Net Assets – 100.0%		$623,092,763

*	As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$676,125,616

Gross unrealized appreciation	$31,096,594
Gross unrealized depreciation	(71,343,637)
Net unrealized depreciation	$(40,247,043)

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.
(b)	Non-income producing security.
(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at July 31, 2012	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	2,617,964	16,372,405	18,990,369	$13,869

(d)	Represents the current yield as of report date.
•	For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)
BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JULY 31, 2012	5

Schedule of Investments (concluded)	BlackRock Enhanced Capital and Income Fund, Inc. (CII)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments[1].	$616,888,204	—	—	$616,888,204
Short-Term
Securities	18,990,369	—	—	18,990,369
Total	$635,878,573	—	—	$635,878,573

1See above Schedule of Investments for values in each industry.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(5,405,780)	$(6,326,975)	—	$(11,732,755)

2Derivative financial instruments are options, which are shown at value.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign
currency	$6,173	—	—	$ 6,173
Liabilities:
Bank
overdraft	—	$(182,567)	—	(182,567)
Total	$6,173	$(182,567)	—	$(176,394)

There were no transfers between levels during the period ended July 31, 2012.

BLACKROCK ENHANCED CAPITAL AND INCOME FUND, INC.	JULY 31, 2012	6

Item 2 –  Controls and Procedures

2(a) –    The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –    There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Capital and Income Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: September 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: September 25, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Capital and Income Fund, Inc.

Date: September 25, 2012